Accounts and Other Receivables and Contract Assets - Summary of Detailed Information About Movements In Provision for Impairment Losses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [abstract]
At the beginning of the year	¥ 131,177	¥ 274,012	¥ 639,501
Impairment losses recognized in the consolidated statements of comprehensive income	179,288	189,084	629,124
Written off during the year	(246,312)	(367,190)	(1,090,364)
Recovery of receivables written off previously	119,291	35,271	95,751
At the end of the year	¥ 183,444	¥ 131,177	¥ 274,012